Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of Revenue Disaggregation
Polestar Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts as seen in the table below:

	For the year ended December 31,
	2024	2023	2022
Sales of vehicles[1]	1,975,864	2,313,124	2,386,685
Vehicle leasing revenue	17,175	17,421	16,719
Sales of software and performance engineered kits	15,344	18,994	21,308
Other revenue	14,960	17,094	5,122
Sales of carbon credits	10,918	1,452	10,984
Total	$2,034,261	$2,368,085	$2,440,818
1 - Revenue related to sales of vehicles is inclusive of (1) sales of accessories recognized at a point in time and (2) extended and connected services recognized over time.

Schedule of Contract Liabilities

	Deferred revenue - extended service	Deferred revenue - connected services	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2023	39,856	28,511	13,035	81,402
Provided for during the year	30,811	14,469	56,022	101,302

Released during the year	(23,917)	(4,973)	(18,704)	(47,594)
Translation differences and other	755	1,558	609	2,922
Balance as of December 31, 2023	$47,505	$39,565	$50,962	$138,032
of which current	22,150	6,135	46,594	74,879
of which non-current	25,355	33,430	4,368	63,153

Provided for during the year	27,295	14,567	5,795	47,657
Released during the year	(25,672)	(6,656)	(48,406)	(80,734)
Translation differences and other	(2,037)	(3,734)	(533)	(6,304)
Balance as of December 31, 2024	$47,091	$43,742	$7,818	$98,651
of which current	23,649	7,348	6,652	37,649
of which non-current	23,442	36,394	1,166	61,002